Registration No. 33-98980
                    securities and exchange commission
                         Washington, D.C.  20549

                                FORM N-1A

                          REGISTRATION STATEMENT

                                  UNDER

                        THE SECURITIES ACT OF 1933

                      Pre-Effective Amendment No. 1

                                   and

                          REGISTRATION STATEMENT

                                  UNDER

                    THE INVESTMENT COMPANY ACT OF 1940

                             Amendment No. 1

                        WEST UNIVERSITY FUND, INC.
                   (Exact Name as Specified in Charter)

                          3030 University Blvd.
                          Houston, Texas  77005
                     (Address of Principal Executive)

                              (713) 666-1652
                     (Registrant s Telephone Number)

                       Richard Peter Cancelmo, Jr.
                          3030 University Blvd.
                          Houston, Texas  77005
                 (Name and Address of Agent for Service)

Approximate date of Proposed Public Offering: As soon as practicable after the effectiveness of the registration statement.




Title of Securities Being Registered:
Common Stock $1.00 Par Value

Amount Being Registered:
500,000 Shares

Proposed Maximum Offering Price Per Unit:
$10.10*

Proposed Maximum Aggregate Offering Price:
$5,050,000

Amount of Registration Fee:
$1,742.00


*Estimated solely for the purpose of determining the amount of the registration fee.

The registrant hereby amends this registration statement on such date or dates as may be necessary to delay its effective date until the registrant shall file a further amendment which specifically states that this registration statement shall thereafter become effective in accordance with section 8(a) of the Securities Act of 1933 or until the registration statement shall become effective on such date as the Commission acting pursuant to said section 8(a) may determine.

                      THIS DOCUMENT CONTAINS 3 PAGES

     The registrant hereby incorporates by reference Parts A, B, and C of its registration statement dated November 2, 1995 into this pre-effective amendment Number One. The sole purpose of this amendment is to add the delaying amendment, Rule 473 to the cover page of Form N-1A. It reads as follows:

The registrant hereby amends this registration statement on such date or dates as may be necessary to delay its effective date until the registrant shall file a further amendment which specifically states that this registration statement shall thereafter become effective in accordance with section 8(a) of the Securities Act of 1933 or until the registration statement shall become effective on such date as the Commission acting pursuant to said section 8(a) may determine.

SIGNATURES


Pursuant to the requirements of (the Securities Act of 1933 and) the Investment Company Act of 1940 the Registrant (certifies that it meets all the requirements for effectiveness of this Registration Statement pursuant to Rule 485(b) under the Securities Act of 1933 and) has duly caused this Registration Statement to be signed on its behalf by the undersigned, thereto duly authorized, in the City of Houston and state of Texas on the
16th  day of    November   , 1995.








                           West University Fund, Inc.
                                    BY
                           Richard Peter Cancelmo, Jr.
                                President

     Pursuant to the requirements of (the Securities Act of 1933 and) this Registration Statement has been signed below by the following persons in the capacities and on the date indicated.



                         Director, Secretary         November 16, 1995
 James Barry Kendrick         (Title)                     (Date)



                           Director                  November 16, 1995
Samuel Lee Moreland        (Title)                        (Date)